                          UNITED STATES
               SECURITIES AND EXCHANGE COMMISSION
                     WASHINGTON, D.C.  20549

                            Form 13F

                       Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2001

Check here if Amendment [   ]; Amendment Number:

    This Amendment (Check only one.):  [   ] is a restatement.
                                       [   ] adds new holdings
                                             entries.

Institutional Investment Manager Filing this Report:

Name:         Joho Capital, L.L.C.
Address:      55 East 59th Street
              New York, New York  10022


Form 13F File Number: 28-05521

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Tim McManus
Title:   Chief Financial Officer
Phone:   (212) 326-9560

Signature, Place, and Date of Signing:


/s/ Tim McManus         New York, New York     February 12, 2002
-------------------     ------------------     -----------------
[Signature]             [City, State]          [Date]



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Report Type (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[  ]     13F NOTICE.  (Check here if no holdings reported are in
         this report, and all holdings are reported by other reporting manager(s).)

[  ]     13F COMBINATION REPORT.  (Check here if a portion of the
         holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

         Form 13F File Number     Name

         28-
         [Repeat as necessary.]
































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                      Form 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:          0

Form 13F Information Table Entry Total:     7

Form 13F Information Table Value Total:     $103,566,280


List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

         No.       Form 13F File Number     Name

         None

         [Repeat as necessary.]

























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

                      TITLE         CUSIP         MARKET       SHARE     SHRS  OR      INVESTMENT   OTHER     (a)    (b)     (c)
NAME OF ISSUER        OF CLASS      NUMBER        VALUE        AMOUNT    PRN   AMT    DISCRETION  MANAGERS    SOLE  SHARED   NONE
--------------        --------      ------       ------         ----     ---   -----  --------     -----      ----- ----     ----
<s>                      <c>          <c>         <c>          <c>       <c>  <c>>        <c>       <c>      <c>    <c>      <c>
AFLAC, INC           Common Stock   001055102   49,805,224  2,027,900     SH             Sole       None     Sole
INTERNET
 INITIATIVE JAPAN
 INC ADR             Common Stock   46059T109   16,209,723  2,710,656     SH             Sole       None     Sole
LEXMARK              Common Stock   529771107    9,168,600    155,400     SH             Sole       None     Sole
ELECTRONICS ARTS INC Common Stock   285512109   15,127,184    252,330     SH             Sole       None     Sole
DELL                 Common Stock   247025109   10,600,200    390,000     SH             Sole       None     Sole
COSTCO WHOLESALE
 CORP                Common Stock   22160K105    1,952,720     44,000     SH             Sole       None     Sole
Crosswave
 Communications ADR  Common Stock   227686102      702,630    633,000     SH             Sole       None     Sole
                     Total Market Value:      $103,566,280


































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